Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments

Shares		March 31, 2023 Fair Value
	Common Stock – 110.03%
	United States – 69.41%
	Aerospace / Defense – 1.04%
29,626	TransDigm Group, Inc.	(a)	$21,835,843
	Applications Software – 4.02%
155,483	Confluent, Inc., Class A*		3,742,476
135,790	Elastic NV*		7,862,241
170,700	Microsoft Corp.	(a)	49,212,810
55,457	PTC, Inc.*	(a)	7,111,251
341,661	Smartsheet, Inc., Class A*		16,331,396
			84,260,174
	Athletic Equipment – 0.27%
494,699	Peloton Interactive, Inc., Class A*		5,609,887
	Building Products - Cement / Aggregate – 1.25%
42,789	Martin Marietta Materials, Inc.	(a)	15,192,662
64,502	Vulcan Materials Co.	(a)	11,065,963
			26,258,625
	Coatings / Paint – 0.93%
86,499	The Sherwin-Williams Co.	(a)	19,442,380
	Commercial Services – 0.21%
9,495	Cintas Corp.	(a)	4,393,147
	Commercial Services - Finance – 1.25%
91,573	Global Payments, Inc.	(a)	9,637,143
38,846	S&P Global, Inc.		13,392,935
52,146	TransUnion		3,240,352
			26,270,430
	Communications Software – 1.65%
371,701	RingCentral, Inc., Class A*	(a)	11,400,070
315,619	Zoom Video Communications, Inc., Class A*		23,305,307
			34,705,377
	Computer Aided Design – 6.78%
19,027	Altair Engineering, Inc., Class A*		1,372,037
314,672	Cadence Design Systems, Inc.*	(a)	66,109,440
193,306	Synopsys, Inc.*	(a)	74,664,443
			142,145,920
	Computer Software – 1.79%
191,676	Dynatrace, Inc.*	(a)	8,107,895
379,457	Twilio, Inc., Class A*	(a)	25,283,220
172,231	ZoomInfo Technologies, Inc.*		4,255,828
			37,646,943

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares		March 31, 2023 Fair Value
	Common Stock – (continued)
	United States – (continued)
	E-Commerce / Products – 3.13%
635,299	Amazon.com, Inc.*	(a)	$65,620,034
	E-Commerce / Services – 4.52%
425,924	Expedia Group, Inc.*	(a)	41,327,406
395,607	Lyft, Inc., Class A*		3,667,277
425,625	Marqeta, Inc., Class A*		1,945,106
1,513,207	Uber Technologies, Inc.*	(a)	47,968,662
			94,908,451
	Energy - Alternate Sources – 0.07%
271,959	Stem, Inc.*		1,542,008
	Enterprise Software / Services – 3.10%
213,933	Bill.com Holdings, Inc.*	(a)	17,358,524
366,981	SS&C Technologies Holdings, Inc.	(a)	20,723,417
1,535,640	UiPath, Inc., Class A*		26,965,838
			65,047,779
	Finance - Credit Card – 4.66%
123,834	Mastercard, Inc., Class A	(a)	45,002,514
234,155	Visa, Inc., Class A	(a)	52,792,586
			97,795,100
	Finance - Other Services – 1.31%
262,997	Intercontinental Exchange, Inc.	(a)	27,427,957
	Human Resources – 0.43%
45,324	Paylocity Holding Corp.*	(a)	9,009,505
	Internet Content - Entertainment – 9.32%
922,152	Meta Platforms, Inc., Class A*	(a)	195,440,895
	Medical - Biomedical / Genetics – 3.56%
435,044	Akero Therapeutics, Inc.*	(a)	16,644,783
640,678	Allovir, Inc.*	(a)	2,524,271
176,502	BioCryst Pharmaceuticals, Inc.*		1,472,027
49,576	Blueprint Medicines Corp.*		2,230,424
143,851	Caribou Biosciences, Inc.*		763,849
103,698	Cerevel Therapeutics Holdings, Inc.*		2,529,194
178,871	Certara, Inc.*		4,312,580

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares		March 31, 2023 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical - Biomedical / Genetics – (continued)
145,648	DICE Therapeutics, Inc.*		$4,172,815
95,175	IGM Biosciences, Inc.*		1,307,705
210,759	Keros Therapeutics, Inc.*		8,999,409
100,345	Sarepta Therapeutics, Inc.*	(a)	13,830,551
374,600	TG Therapeutics, Inc.*		5,633,984
255,225	Ultragenyx Pharmaceutical, Inc.*		10,234,523
			74,656,115
	Medical - Drugs – 0.37%
336,001	ORIC Pharmaceuticals, Inc.*		1,915,206
185,983	PMV Pharmaceuticals, Inc.*		887,139
283,786	Rhythm Pharmaceuticals, Inc.*		5,062,742
			7,865,087
	Metal Processors & Fabrication – 0.10%
140,896	Xometry, Inc., Class A*		2,109,213
	Private Equity – 0.84%
349,239	The Carlyle Group, Inc.	(a)	10,847,363
130,600	KKR & Co., Inc.		6,859,112
			17,706,475
	REITs - Diversified – 2.31%
98,172	American Tower Corp.		20,060,467
39,134	Equinix, Inc.		28,217,179
			48,277,646
	Retail - Apparel / Shoes – 1.31%
259,168	Ross Stores, Inc.	(a)	27,505,500
	Retail - Building Products – 0.86%
90,192	Lowe’s Cos., Inc.	(a)	18,035,694
	Retail - Major Department Stores – 2.67%
713,441	The TJX Cos., Inc.	(a)	55,905,237
	Retail - Restaurants – 1.54%
11,953	Chipotle Mexican Grill, Inc.*	(a)	20,419,190
90,788	Yum! Brands, Inc.		11,991,279
			32,410,469
	Semiconductor Components - Integrated Circuits – 6.32%
379,190	Analog Devices, Inc.	(a)	74,783,852
452,644	QUALCOMM, Inc.	(a)	57,748,322
			132,532,174

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares		March 31, 2023 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Semiconductor Equipment – 3.80%
77,765	KLA Corp.	(a)	$31,041,455
56,486	Lam Research Corp.	(a)	29,944,358
173,748	Teradyne, Inc.	(a)	18,679,647
			79,665,460
	Total United States (Cost $1,001,820,352)		$1,456,029,525

	Brazil – 0.27%
	Finance - Investment Banker / Broker – 0.27%
471,518	XP, Inc., Class A*		5,596,919
	Total Brazil (Cost $12,141,882)		$5,596,919

	Canada – 0.64%
	Internet Application Software – 0.64%
280,192	Shopify, Inc., Class A*	(a)	13,432,404
	Total Canada (Cost $10,151,869)		$13,432,404

	China – 12.34%
	Transport Services – 1.00%
2,746,643	Full Truck Alliance Co., Ltd. - Sponsored ADR*		20,901,953
	E-Commerce / Products – 5.73%
625,045	Alibaba Group Holding, Ltd. - Sponsored ADR*		63,867,098
520,528	JD.com, Inc., Class A - Sponsored ADR*		22,845,974
439,801	Pinduoduo, Inc. - Sponsored ADR*		33,380,896
			120,093,968
	Enterprise Software / Services – 0.13%
4,241,447	Ming Yuan Cloud Group Holdings, Ltd.		2,717,785
	Entertainment Software – 1.20%
285,132	NetEase, Inc. - Sponsored ADR		25,217,074
	Real Estate Management / Services – 1.31%
1,457,315	KE Holdings, Inc. - Sponsored ADR*		27,455,815
	Schools – 0.32%
175,408	New Oriental Education & Technology Group, Inc. - Sponsored ADR*		6,772,503
	Web Portals / ISP – 2.65%
368,734	Baidu, Inc. - Sponsored ADR*		55,649,335
	Total China (Cost $261,493,974)		$258,808,433

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares		March 31, 2023 Fair Value
	Common Stock – (continued)
	France – 8.61%
	Aerospace / Defense - Equipment – 6.95%
520,649	Airbus SE	$69,734,454
513,005	Safran SA	76,101,154
		145,835,608
	Apparel Manufacturers – 0.36%
11,743	Kering SA	7,654,909
	Textile - Apparel – 1.30%
29,725	LVMH Moet Hennessy Louis Vuitton SE	27,269,667
	Total France (Cost $144,570,236)	$180,760,184

	Germany – 2.04%
	Aerospace / Defense – 1.22%
101,745	MTU Aero Engines AG	25,490,721
	Athletic Footwear – 0.82%
97,376	adidas AG	17,221,173
	Total Germany (Cost $40,565,950)	$42,711,894

	Hong Kong – 1.36%
	Casino Hotels – 1.36%
4,271,000	Galaxy Entertainment Group, Ltd.	28,536,991
	Total Hong Kong (Cost $26,061,363)	$28,536,991

	Israel – 0.09%
	Applications Software – 0.09%
96,123	JFrog, Ltd.*	1,893,623
	Total Israel (Cost $5,284,324)	$1,893,623

	Japan – 3.76%
	Audio / Video Products – 3.42%
795,700	Sony Group Corp.	71,654,253
	Web Portals / ISP – 0.34%
2,508,903	Z Holdings Corp.	7,027,718
	Total Japan (Cost $66,210,132)	$78,681,971

	Netherlands – 2.92%
	Semiconductor Equipment – 2.92%
90,029	ASML Holding NV	61,283,641
	Total Netherlands (Cost $49,765,927)	$61,283,641

	Singapore – 0.63%
	E-Commerce / Products – 0.63%
152,183	Sea, Ltd. - Sponsored ADR*	13,171,439
	Total Singapore (Cost $7,494,570)	$13,171,439

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (concluded)

Shares		March 31, 2023 Fair Value
	Common Stock – (continued)
	Taiwan – 4.11%

	Semiconductor Components - Integrated Circuits – 4.11%
927,187	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR		$86,246,935
	Total Taiwan (Cost $71,673,218)		$86,246,935

	Uruguay – 3.85%
	Commercial Services - Finance – 0.11%
148,035	Dlocal, Ltd.*		2,401,128
	E-Commerce / Services – 3.74%
59,593	MercadoLibre, Inc.*	(a)	78,547,149
	Total Uruguay (Cost $42,889,176)		$80,948,277
	Total Common Stock (Cost $1,740,122,973)		$2,308,102,236

	Total Investments in Securities (Cost $1,740,122,973) – 110.03%		$2,308,102,236
	Total Purchased Options ( Cost $330,431,262) - 14.82%		310,902,797
	Total Securities Sold, Not Yet Purchased (Proceeds $958,768,968) - (43.69)%		(916,451,345)
	Total Written Options (Proceeds $1,255,932) - (0.01)%		(233,260)
	Other Assets, in Excess of Liabilities – 18.85%**		395,334,404
	Members’ Capital – 100.00%		$2,097,654,832

(a)	Partially or wholly held in a pledge account by the Custodian, the assets of which are pledged as collateral for securities sold, not yet purchased.
*	Non-income producing security
**	Includes $193,922,776 invested in U.S. Dollar Cash Reserve Account at the Bank of New York Mellon (the “Custodian”), which is 9.24% of Members’ Capital, and foreign currency with a U.S. Dollar value of $1,323,034 held in a Foreign Cash Account with the Custodian which is 0.06% of Members’ Capital, $192,340,279 of those amounts is held as restricted cash and is in a segregated account with the Custodian, primarily as collateral for swap contracts, in each case as at March 31, 2023.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2023 Fair Value
			Purchased Options – 14.82%
			Equity Options – 14.80%
			Equity Call Options – 11.67%
			United States – 10.30%
			Applications Software - 0.88%
$52,911,500	2,461	6/16/2023 $215	Microsoft Corp.	$18,395,975
			Auto - Cars / Light Trucks - 2.35%
27,904,000	3,488	4/21/2023 $80	Tesla, Inc.	44,280,160
9,744,000	696	7/21/2023 $140	Tesla, Inc.	5,077,320
				49,357,480
			Casino Hotels - 0.65%
23,634,000	5,252	6/16/2023 $45	Las Vegas Sands Corp.	6,985,160
24,894,000	2,766	6/16/2023 $90	Wynn Resorts, Ltd.	6,707,550
				13,692,710
			Commercial Services - Finance - 0.13%
12,684,000	2,114	6/16/2023 $60	H&R Block, Inc.	2,737,630
			Communications Software - 0.02%
5,740,000	1,640	7/21/2023 $35	RingCentral, Inc., Class A	410,000
			E-Commerce / Products - 0.73%
113,249,500	11,921	6/16/2023 $95	Amazon.com, Inc.	15,199,275
			E-Commerce / Services - 1.87%
87,200,000	436	6/16/2023 $2,000	Booking Holdings, Inc.	29,822,400
21,942,000	4,876	5/19/2023 $45	DoorDash, Inc., Class A	9,435,060
				39,257,460
			Electronic Component - Semiconductor - 0.41%
19,705,000	2,815	7/21/2023 $70	Advanced Micro Devices, Inc.	8,557,600
			Enterprise Software / Services - 0.37%
16,084,000	4,021	5/19/2023 $40	Alteryx, Inc., Class A	7,760,530
			Finance - Credit Card - 0.96%
60,975,000	4,878	6/16/2023 $125	American Express Co.	20,170,530
			Hotels & Motels - 0.66%
57,075,000	4,566	6/16/2023 $125	Hilton Worldwide Holdings, Inc.	8,081,820
23,530,500	1,743	5/19/2023 $135	Marriott International, Inc., Class A	5,629,890
				13,711,710
			Internet Content - Entertainment - 0.98%
100,458,000	5,581	5/19/2023 $180	Meta Platforms, Inc., Class A	20,621,795

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)(continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2023 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States – (continued)
			Medical - Drugs - 0.00%
$23,851,000	1,403	6/16/2023 $170	Johnson & Johnson	$67,344
			Multimedia - 0.29%
22,424,000	2,803	6/16/2023 $80	The Walt Disney Co.	6,026,450
			Total United States (Cost $171,881,316)	$215,966,489

			Australia - 0.19%
			Enterprise Software / Services - 0.19%
8,580,000	715	6/16/2023 $120	Atlassian Corp. PLC, Class A	3,918,200
			Total Australia (Cost $3,532,113)	$3,918,200

			Canada - 0.36%
			Internet Application Software - 0.36%
12,198,000	4,066	6/16/2023 $30	Shopify, Inc., Class A	7,542,430
			Total Canada (Cost $5,106,970)	$7,542,430

			China - 0.17%

			E-Commerce / Products - 0.17%
9,044,750	2,783	9/15/2023 $32.50	JD.com, Inc., Class A - Sponsored ADR	3,645,730
			Total China (Cost $2,902,750)	$3,645,730

			Taiwan - 0.65%
			Semiconductor Components - Integrated
			Circuits - 0.65%
40,530,000	5,790	5/19/2023 $70	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	13,635,450
			Total Taiwan (Cost $10,989,588)	$13,635,450
			Total Equity Call Options (Cost $194,412,737)	$244,708,299

			Equity Put Options - 3.13%
			United States - 3.13%
			Communications Software - 0.36%
47,863,500	5,631	6/16/2023 $85	Zoom Video Communications, Inc., Class A	7,573,695
			Enterprise Software / Services - 0.65%
37,550,000	3,004	8/18/2023 $125	Bill.com Holdings, Inc.	13,578,080
			Growth & Income - Large Cap - 0.66%
354,004,500	10,261	6/16/2023 $345	SPDR S&P 500 ETF Trust	1,713,587
325,120,000	8,128	9/15/2023 $400	SPDR S&P 500 ETF Trust	12,183,872
				13,897,459
			Sector Fund - Technology - 1.46%
983,712,000	40,988	6/16/2023 $240	Invesco QQQ Trust Series 1	3,033,112
523,687,500	18,375	9/15/2023 $285	Invesco QQQ Trust Series 1	14,626,500
274,809,600	8,808	9/15/2023 $312	Invesco QQQ Trust Series 1	12,921,336
				30,580,948

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)(concluded)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2023 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Put Options - (continued)
			Total United States (Cost $129,690,893)	$65,630,182
			Total Equity Put Options (Cost $129,690,893)	$65,630,182
			Total Equity Options (Cost $324,103,630)	$310,338,481

			Currency Put Options - 0.02%
			United States - 0.02%
$5,494,179	95,550,944	6/16/2023 $5.75	USD-BRL	501,414
12,780,589	171,551,524	6/16/2023 $7.45	USD-CNH	62,902
			Total United States (Cost $6,327,632)	$564,316
			Total Currency Put Options (Cost $6,327,632)	$564,316
			Total Purchased Options (Cost $330,431,262)	$310,902,797

ADR	American Depository Receipt
BRL	Brazilian Real
CNH	Chinese Renminbi Yuan
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipt
USD	United States Dollar

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased

Shares		March 31, 2023 Fair Value
	Securities Sold, Not Yet Purchased – 43.69%
	Common Stock – 43.69%
	United States – 36.92%
	Advertising Agencies – 0.42%
94,439	Omnicom Group, Inc.	$8,909,375
	Advertising Services – 0.44%
180,557	The Interpublic Group of Cos., Inc.	6,723,943
41,928	The Trade Desk, Inc., Class A*	2,553,834
		9,277,777
	Apparel Manufacturers – 0.14%
567,337	Hanesbrands, Inc.	2,984,193
	Appliances – 0.24%
37,766	Whirlpool Corp.	4,985,867
	Applications Software – 0.89%
344,905	C3.ai, Inc., Class A*	11,578,461
15,318	ServiceNow, Inc.*	7,118,581
		18,697,042
	Auto - Cars / Light Trucks – 3.64%
368,332	Tesla, Inc.*	76,414,157
	Cable / Satellite TV – 0.61%
35,741	Charter Communications, Inc., Class A*	12,781,339
	Cellular Telecommunications – 1.08%
156,508	T-Mobile US, Inc.*	22,668,619
	Commercial Banks - Central US – 0.21%
41,681	Cullen/Frost Bankers, Inc.	4,390,677
	Commercial Banks - Western US – 0.03%
40,542	CVB Financial Corp.	676,241
	Commercial Services - Finance – 0.24%
141,364	H&R Block, Inc.	4,983,081
	Computer Data Security – 0.98%
62,633	Qualys, Inc.*	8,143,543
48,858	Rapid7, Inc.*	2,243,071
86,261	Zscaler, Inc.*	10,077,872
		20,464,486
	Computer Software – 2.04%
93,906	Akamai Technologies, Inc.*	7,352,840
4,240	Bandwidth, Inc., Class A*	64,448
28,344	Braze, Inc., Class A*	979,852
173,609	Cloudflare, Inc., Class A*	10,704,731
100,881	Datadog, Inc., Class A*	7,330,013
45,087	Fastly, Inc., Class A*	800,745
98,289	SolarWinds Corp.*	845,285
121,392	Splunk, Inc.*	11,639,065

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		March 31, 2023 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Software – (continued)
79,604	Teradata Corp.*	$3,206,449
		42,923,428
	Computers – 0.04%
25,667	HP, Inc.	753,326
	Consulting Services – 0.39%
42,682	Verisk Analytics, Inc.	8,188,969
	Consumer Products - Miscellaneous – 1.05%
163,373	Kimberly-Clark Corp.	21,927,924
	Cosmetics & Toiletries – 0.72%
96,031	Colgate-Palmolive Co.	7,216,730
53,110	The Procter & Gamble Co.	7,896,926
		15,113,656
	Diversified Manufacturing Operations – 0.35%
105,824	A.O. Smith Corp.	7,317,730
	E-Commerce / Products – 0.40%
243,062	Wayfair, Inc., Class A*	8,346,749
	E-Commerce / Services – 0.05%
57,347	TripAdvisor, Inc.*	1,138,911
	Electric - Distribution – 0.40%
88,050	Consolidated Edison, Inc.	8,423,744
	Electric - Integrated – 1.05%
45,357	Duke Energy Corp.	4,375,590
60,382	Entergy Corp.	6,505,557
117,048	PPL Corp.	3,252,764
114,052	The Southern Co.	7,935,738
		22,069,649
	Electronic Components - Semiconductors – 5.64%
130,972	GLOBALFOUNDRIES, Inc.*	9,453,559
79,407	Marvell Technology, Inc.	3,438,323
177,826	NVIDIA Corp.	49,394,728
301,724	Texas Instruments, Inc.	56,123,681
		118,410,291
	Electronic Forms – 0.77%
41,692	Adobe, Inc.*	16,066,846
	Enterprise Software / Services – 0.37%
8,214	HubSpot, Inc.*	3,521,752
501,570	Palantir Technologies Inc., Class A*	4,238,267
		7,760,019

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		March 31, 2023 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Finance - Credit Card – 0.18%
341,601	The Western Union Co.	$3,808,851
	Food - Confectionery – 0.24%
31,501	The J M Smucker Co.	4,957,312
	Food - Miscellaneous / Diversified – 2.48%
260,725	Campbell Soup Co.	14,334,660
278,730	Conagra Brands, Inc.	10,469,099
160,979	General Mills, Inc.	13,757,265
200,058	Kellogg Co.	13,395,884
		51,956,908
	Internet Applications Software – 0.37%
89,322	Okta, Inc.*	7,703,129
	Internet Content - Entertainment – 0.41%
768,552	Snap, Inc., Class A*	8,615,468
	Internet Infrastructure Software – 0.19%
27,908	F5, Inc.*	4,065,917
	Investment Management / Advisory Services – 1.57%
179,104	Invesco, Ltd.	2,937,306
266,469	T Rowe Price Group, Inc.	30,084,350
		33,021,656
	Medical - Biomedical / Genetics – 0.74%
63,788	Amgen, Inc.	15,420,749
	Medical - Drugs – 0.84%
114,299	Johnson & Johnson	17,716,345
	Networking Products – 0.33%
130,422	Cisco Systems, Inc.	6,817,810
	Private Equity – 0.06%
15,607	Ares Management Corp., Class A	1,302,248
	Real Estate Management / Services – 0.23%
179,683	Anywhere Real Estate, Inc.*	948,726
371,710	Cushman & Wakefield PLC*	3,917,823
		4,866,549
	REITs - Health Care – 0.11%
54,834	Ventas, Inc.	2,377,054
	REITs - Office Property – 0.93%
186,596	Boston Properties, Inc.	10,098,576
144,219	Brandywine Realty Trust	682,156
248,004	Douglas Emmett, Inc.	3,057,889
116,735	Hudson Pacific Properties, Inc.	776,288
42,231	JBG SMITH Properties	635,999
106,172	SL Green Realty Corp.	2,497,165

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		March 31, 2023 Fair Value
	Common Stock – (continued)
	United States – (continued)
	REITs - Office Property – (continued)
106,352	Vornado Realty Trust	$1,634,630
		19,382,703
	REITs - Shopping Centers – 0.77%
48,811	Federal Realty Investment Trust	4,823,991
243,399	Kimco Realty Corp.	4,753,582
105,828	Regency Centers Corp.	6,474,557
		16,052,130
	REITs - Storage – 1.23%
22,444	Extra Space Storage, Inc.	3,656,801
73,650	Public Storage	22,252,611
		25,909,412
	REITs - Warehouse / Industrial – 0.46%
77,634	Prologis, Inc.	9,686,394
	Retail - Apparel / Shoes – 0.03%
105,358	Chico’s FAS, Inc.*	579,469
	Retail - Bedding – 0.00%
26,784	Bed, Bath & Beyond, Inc.*	11,447
	Retail - Major Department Stores – 0.23%
297,522	Nordstrom, Inc.	4,840,683
	Retail - Miscellaneous / Diversified – 0.23%
308,322	Sally Beauty Holdings, Inc.*	4,803,657
	Retail - Regional Department Stores – 0.40%
300,279	Kohl’s Corp.	7,068,568
70,585	Macy’s, Inc.	1,234,532
		8,303,100
	Retail - Restaurants – 0.12%
72,316	The Cheesecake Factory, Inc.	2,534,676
	Telephone - Integrated – 1.03%
296,147	AT&T, Inc.	5,700,830
408,085	Verizon Communications, Inc.	15,870,426
		21,571,256
	Transport - Services – 1.55%
327,839	CH Robinson Worldwide, Inc.	32,577,361
	Total United States (Proceeds $809,448,525)	$774,556,380

	Canada – 0.28%
	Investment Management / Advisory Services – 0.06%
35,462	Brookfield Asset Management, Ltd., Class A*	1,160,317
	Medical - Drugs – 0.00%
81,234	Canopy Growth Corp.*	142,188

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		March 31, 2023 Fair Value
	Common Stock – (continued)
	Canada – (continued)
	Private Equity – 0.22%
141,852	Brookfield Corp.	$4,622,957
	Total Canada (Proceeds $9,701,878)	$5,925,462

	China – 1.82%
	Auto - Cars / Light Trucks – 1.00%
489,672	Li Auto, Inc. - Sponsored ADR*	12,217,316
415,068	NIO, Inc. - Sponsored ADR*	4,362,365
397,510	Xpeng, Inc. - Sponsored ADR*	4,416,336
		20,996,017
	Internet Content - Information / Network – 0.49%
22,600	Meituan, Class B*	413,136
201,400	Tencent Holdings, Ltd.	9,898,168
		10,311,304
	Metal - Aluminum – 0.04%
4,170,000	China Zhongwang Holdings, Ltd.*	892,439
	Retail - Drug Stores – 0.04%
359,600	Ping An Healthcare and Technology Co., Ltd.*	909,771
	Wireless Equipment – 0.25%
3,413,800	Xiaomi Corp., Class B*	5,262,069
	Total China (Proceeds $42,382,201)	$38,371,600

	France – 0.11%
	REITs - Regional Malls – 0.11%
97,637	Klepierre SA	2,211,720
	Total France (Proceeds $1,582,846)	$2,211,720

	Germany – 1.23%
	Enterprise Software / Services – 1.23%
204,264	SAP SE	25,756,340
	Total Germany (Proceeds $27,682,571)	$25,756,340

	Hong Kong – 0.42%
	Auto - Cars / Light Trucks – 0.25%
4,053,000	Geely Automobile Holdings, Ltd.	5,214,721
	Electric - Integrated – 0.17%
661,000	Power Assets Holdings, Ltd.	3,545,003
	Total Hong Kong (Proceeds $10,119,729)	$8,759,724

	Israel – 0.65%
	Auto/Truck Parts & Equipment - Original – 0.43%
207,367	Mobileye Global, Inc., Class A*	8,972,770

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (concluded)

Shares		March 31, 2023 Fair Value
	Common Stock – (continued)
	Israel – (continued)
	Computer Data Security – 0.22%
35,989	Check Point Software Technologies, Ltd.*	$4,678,570
	Total Israel (Proceeds $10,549,909)	$13,651,340

	Japan – 1.11%
	Auto - Cars / Light Trucks – 1.11%
1,643,100	Toyota Motor Corp.	23,210,068
	Total Japan (Proceeds $22,544,607)	$23,210,068

	Netherlands – 0.45%
	Semiconductor Components - Integrated Circuits – 0.45%
50,628	NXP Semiconductors NV	9,440,856
	Total Netherlands (Proceeds $9,652,376)	$9,440,856

	Switzerland – 0.35%
	Medical - Drugs – 0.35%
78,886	Novartis AG - Sponsored ADR	7,257,512
	Total Switzerland (Proceeds $6,710,288)	$7,257,512

	Taiwan – 0.35%
	Semiconductor Components - Integrated Circuits – 0.35%
834,514	United Microelectronics Corp. - Sponsored ADR	7,310,343
	Total Taiwan (Proceeds $8,394,038)	$7,310,343
	Total Common Stock (Proceeds $958,768,968)	$916,451,345
	Total Securities Sold, Not Yet Purchased (Proceeds $958,768,968)	$916,451,345

*	Non-income producing security
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Written Options

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2023 Fair Value
			Written Options – 0.01%
			Equity Options – 0.01%
			Equity Put Options – 0.01%
			United States – 0.00%
			Enterprise Software / Services - 0.00%
		5/19/2023
$16,084,000	4,021	$40	Alteryx, Inc., Class A	$40,210
			Total United States (Proceeds $641,774)	$40,210

			Australia – 0.01%
			Enterprise Software / Services - 0.01%
		6/16/2023
8,580,000	715	$120	Atlassian Corp. PLC, Class A	$193,050
			Total Australia (Proceeds $614,158)	$193,050
			Total Equity Put Options (Proceeds - $1,255,932)	$233,260
			Total Equity Options (Proceeds - $1,255,932)	$233,260
			Total Written Options (Proceeds - $1,255,932)	$233,260

*	Counterparty to all written options is Morgan Stanley

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts

Notional Amount	Maturity Date*		March 31, 2023 Unrealized Gain ***
	Swap Contracts -2.54%
	Total Return Swap Contracts - Unrealized Gain - 3.42%
	United States – 2.30%
	Web Portals / ISP - 2.30%

$30,537,522	6/3/2024	Alphabet, Inc., Class A	$48,300,877

		Agreement with Morgan Stanley, dated 07/08/2011 to deliver the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$48,300,877

	Australia - 0.23%
	Commercial Banks - Non-US - 0.23%

(7,996,523)	12/27/2024	Bank of Queensland, Ltd.	2,427,919

		Agreement with Morgan Stanley, dated 06/20/2018 to deliver the total return of the shares of Bank of Queensland, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(18,549,418)	12/27/2024	Westpac Banking Corp.	2,416,830

		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$4,844,749

	Brazil – 0.10%
	Commercial Services - Finance - 0.10%

(3,584,998)	2/3/2026	Cielo SA	2,071,598

		Agreement with Morgan Stanley, dated 02/12/2019 to deliver the total return of the shares of Cielo SA in exchange for interest based on the Daily Fed Funds Effective Rate less 1.00%**.

	Total Brazil		$2,071,598

	Japan - 0.20%
	Audio / Video Products - 0.11%

(10,007,511)	12/24/2024	Sharp Corp.	2,358,580

		Agreement with Morgan Stanley, dated 08/03/2012 to deliver the total return of the shares of Sharp Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.25%**.

	Bicycle Manufacturing - 0.01%

(7,204,501)	12/24/2024	Shimano, Inc.	$126,462

		Agreement with Morgan Stanley, dated 05/09/2022 to deliver the total return of the shares of Shimano, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		March 31, 2023 Unrealized Gain ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	Japan – (continued)
	Computer Services - 0.01%

$(2,725,140)	12/24/2024	Ricoh Co., Ltd.	$151,369

		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	E-Commerce / Products - 0.05%

(1,934,885)	12/24/2024	Rakuten Group, Inc.	1,094,051

		Agreement with Morgan Stanley, dated 08/16/2021 to deliver the total return of the shares of Rakuten Group, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Electric - Integrated - 0.01%

(1,390,265)	12/24/2024	Chubu Electric Power Co., Inc.	99,102

		Agreement with Morgan Stanley, dated 07/28/2021 to deliver the total return of the shares of Chubu Electric Power Co., Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(956,585)	12/24/2024	Tokyo Electric Power Co. Holdings, Inc.	92,368

		Agreement with Morgan Stanley, dated 02/17/2016 to deliver the total return of the shares of Tokyo Electric Power Co. Holdings, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
			191,470

	Office Automation & Equipment - 0.01%

(12,633,411)	12/24/2024	Canon, Inc.	177,667

		Agreement with Morgan Stanley, dated 03/31/2020 to deliver the total return of the shares of Canon, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$4,099,599

	South Korea – 0.10%
	Petrochemicals - 0.10%

35,653,869	8/14/2023	LG Chem, Ltd.	2,203,699

		Agreement with Morgan Stanley, dated 01/07/2022 to deliver the total return of the shares of LG Chem, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.

	Total South Korea		$2,203,699

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		March 31, 2023 Unrealized Gain ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	Spain – 0.35%
	Building - Heavy Construction - 0.35%

$6,463,308	1/4/2024	Cellnex Telecom SA	$7,375,894

		Agreement with Morgan Stanley, dated 05/06/2015 to deliver the total return of the shares of Cellnex Telecom SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Spain		$7,375,894

	Taiwan – 0.01%
	Semiconductor Components - Integrated Circuits - 0.01%

(1,747,089)	1/25/2024	Novatek Microelectronics, Ltd.	130,767

		Agreement with Morgan Stanley, dated 07/19/2013 to deliver the total return of the shares of Novatek Microelectronics, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 3.38%**.

	Total Taiwan		$130,767

	United Kingdom – 0.13%
	Cosmetics & Toiletries - 0.02%

(10,861,867)	1/4/2024	Unilever PLC	385,070

		Agreement with Morgan Stanley, dated 12/23/2019 to deliver the total return of the shares of Unilever PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.

	Food - Retail - 0.09%

(3,303,148)	12/14/2023	Marks & Spencer Group PLC	1,884,422

		Agreement with Morgan Stanley, dated 02/16/2016 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Retail - Apparel / Shoes - 0.02%

(3,471,304)	12/14/2023	Next PLC	505,171

		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$2,774,663
	Total Return Swap Contracts - Unrealized Gain****		$71,801,846

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		March 31, 2023 Unrealized Loss ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (0.88%)
	United States – (0.06%)
	Private Equity - (0.06%)

$53,959,412	6/3/2024	The Carlyle Group, Inc.	$(1,280,239)

		Agreement with Morgan Stanley, dated 11/16/2017 to receive the total return of the shares of The Carlyle Group, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$(1,280,239)

	Australia - (0.01%)
	Commercial Banks - Non-US - (0.00%)

(9,219,617)	12/27/2024	Commonwealth Bank of Australia	(64,861)

		Agreement with Morgan Stanley, dated 02/24/2016 to receive the total return of the shares of Bank of Queensland, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Retail - Building Products - (0.01%)

(5,002,122)	12/27/2024	Wesfarmers, Ltd.	(229,270)

		Agreement with Morgan Stanley, dated 12/23/2014 to receive the total return of the shares of Westfarmers, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$(294,131)

	Brazil – (0.41%)
	Finance - Other Services - (0.26%)

21,994,674	2/3/2026	B3 SA-Brasil Bolsa Balcao	(5,328,242)

		Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA-Brasil Bolsa Balcao in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.

	Retail - Discount - (0.15%)

18,994,063	2/3/2026	Magazine Luiza SA	(3,065,611)

		Agreement with Morgan Stanley, dated 07/02/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$(8,393,853)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		March 31, 2023 Unrealized Loss ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	China – (0.04%)
	Applications Software - (0.04%)

$32,033,453	7/16/2024	Glodon Co., Ltd., Class A	$(889,657)

		Agreement with Morgan Stanley, dated 07/10/2020 to receive the total return of the shares of Glodon Co., Ltd., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.25%**.

	Total China		$(889,657)

	Ireland – (0.06%)
	Commercial Services - Finance - (0.06%)

5,003,703	12/14/2023	Experian PLC	(1,322,380)

		Agreement with Morgan Stanley, dated 09/07/2021 to receive the total return of the shares of Experian PLC in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Ireland		$(1,322,380)

	Japan – (0.20%)
	Building Products - Air & Heating - (0.03%)

(5,179,412)	12/24/2024	Daikin Industries, Ltd.	(547,038)

		Agreement with Morgan Stanley, dated 04/22/2022 to receive the total return of the shares of Daikin Industries, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment - (0.01%)

(1,077,912)	12/24/2024	Konica Minolta, Inc.	(292,530)

		Agreement with Morgan Stanley, dated 04/13/2011 to receive the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Photo Equipment & Supplies - (0.00%)

(2,162,740)	12/24/2024	Nikon Corp.	(43,152)

		Agreement with Morgan Stanley, dated 10/29/2013 to receive the total return of the shares of Nikon Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		March 31, 2023 Unrealized Loss ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	Japan – (continued)
	Semiconductor Equipment - (0.16%)

$(14,471,441)	12/24/2024	Advantest Corp.	$(3,037,096)

		Agreement with Morgan Stanley, dated 08/26/2011 to receive the total return of the shares of Advantest Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(18,464,837)	12/24/2024	Tokyo Electron, Ltd.	(321,958)

		Agreement with Morgan Stanley, dated 1/10/2020 to receive the total return of the shares of Tokyo Electron, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.44%**.
			(3,359,054)

	Total Japan		$(4,241,774)

	Netherlands – (0.09%)
	Music - (0.09%)

(6,040,646)	12/14/2023	Universal Music Group NV	(1,812,177)

		Agreement with Morgan Stanley, dated 08/22/2022 to receive the total return of the shares of Universal Music Group NV in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.

	Total Netherlands		$(1,812,177)

	Sweden – (0.00%)
	Auto - Cars / Light Trucks - (0.00%)

(169,292)	1/4/2024	Volvo Car AB	(11,614)

		Agreement with Morgan Stanley, dated 10/24/2022 to receive the total return of the shares of Volvo Car AB in exchange for interest based on the Daily Fed Funds Effective Rate less 2.38%**.

	Total Sweden		$(11,614)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (concluded)

Notional Amount	Maturity Date*		March 31, 2023 Unrealized Loss ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	Taiwan – (0.01%)
	Electronic Components - Miscellaneous - (0.01%)

$(1,372,771)	1/25/2024	AUO Corp.	$(228,405)

		Agreement with Morgan Stanley, dated 07/26/2012 to receive the total return of the shares of AUO Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 3.95%**.

(960,755)	1/25/2024	United Microelectronics Corp.	(51,744)

		Agreement with Morgan Stanley, dated 08/08/2013 to receive the total return of the shares of United Microelectronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 2.00%**.

	Total Taiwan		$(280,149)
	Total Return Swap Contracts - Unrealized Loss*****		$(18,525,974)
	Total Swap Contracts, net		$53,275,872

*	Per the terms of the executed swap agreement, no periodic payments were made. A single payment is made upon the maturity of each swap contract.
**	Financing rate is variable. Rate indicated is as of March 31, 2023.
***	The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.
****	Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.
*****	Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Company’s investments at fair value

Assets:
Valuation Inputs
Level 1 - Quoted Prices
Investments in Securities
Common Stock	$2,308,102,236
Equity Options	310,338,481
Level 2 - Other Significant
Observable Inputs
Total Return Swaps	71,801,846
Currency Options	564,316
Level 3 - Other Significant
Unobservable Inputs	-
Total	$2,690,806,879
Liabilities:
Valuation Inputs
Level 1 - Quoted Prices
Securities Sold, Not Yet Purchased
Common Stock	$916,451,345
Equity Options	233,260
Level 2 - Other Significant
Observable Inputs
Total Return Swaps	18,525,974
Currency Options	-
Level 3 - Other Significant
Unobservable Inputs	-
Total	$935,210,579

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